Document And Entity Information	Oct. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2023
Entity Registrant Name	Gelesis Holdings, Inc.
Entity Central Index Key	0001805087
Entity Emerging Growth Company	true
Securities Act File Number	001-39362
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4730610
Entity Address, Address Line One	501 Boylston Street
Entity Address, Address Line Two	Suite 6102
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	456-4718
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false